Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of significant accounting policies
Schedule of group's fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis

				Total
				June 30,	June 30,
	Level 1	Level 2	Level 3	2026	2025
Assets
Crypto assets	$5,078,444	$—	$—	$5,078,444	$—

Liabilities
Convertible debentures	$—	$—	$(10,624,818)	$(10,624,818)	$—

Schedule represents the EPS of the company

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2026	June 30, 2025	June 30, 2024
Net loss attributable to the Company	$(23,925,173)	$(6,533,987)	$(17,531,647)
Basic and diluted loss per Class A Ordinary Share	(70.43)	(84.84)	(1,003.41)
Weighted average number of Class A Ordinary Shares outstanding - basic and diluted	339,699	77,016	17,472